Shareholder Report, Average Annual Return (Details) B030931_Direxion Daily CSCO Bear 1X ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily CSCO Bear 1X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily CSCO Bear 1X ETF NAV
Average Annual Return, Percent	(7.10%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	12.72%
Cisco Systems, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cisco Systems, Inc.
Average Annual Return, Percent	7.69%